Schedule of Overall Voting Interest on Closing Date (Details) shares in Thousands	Oct. 22, 2025 shares
Fusemachines Inc [Member]
ScheduleOfOverallVotingInterestOnClosingDateDetailsLineItem [Line Items]
Number of shares issued	14,864,110
Ownership percentage	52.00%
CSLM Public Stockholders Sponsor and Related Parties of Sponsor [Member]
ScheduleOfOverallVotingInterestOnClosingDateDetailsLineItem [Line Items]
Number of shares issued	12,654,921
Ownership percentage	45.00%
Unrelated Third Parties [Member]
ScheduleOfOverallVotingInterestOnClosingDateDetailsLineItem [Line Items]
Number of shares issued	831,000
Ownership percentage	3.00%
Nonconsolidated Investees, Other [Member]
ScheduleOfOverallVotingInterestOnClosingDateDetailsLineItem [Line Items]
Number of shares issued	28,350,031
Ownership percentage	100.00%